Average Annual Total Returns{- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund Retail PRO-06 - Fidelity Corporate Bond Fund	Fidelity Corporate Bond Fund Return Before Taxes Past 1 year	Fidelity Corporate Bond Fund Return Before Taxes Past 5 years	Fidelity Corporate Bond Fund Return Before Taxes Past 10 years	Fidelity Corporate Bond Fund After Taxes on Distributions Past 1 year	Fidelity Corporate Bond Fund After Taxes on Distributions Past 5 years	Fidelity Corporate Bond Fund After Taxes on Distributions Past 10 years	Fidelity Corporate Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Corporate Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Corporate Bond Fund After Taxes on Distributions and Sales Past 10 years	LB004 Past 1 year	LB004 Past 5 years	LB004 Past 10 years
Total	10.79%	7.04%	6.05%	9.33%	5.57%	4.60%	6.44%	4.79%	4.09%	9.35%	6.44%	5.40%